FRANKLIN TEMPLETON INVESTMENTS

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

December 15, 2011

Filed Via EDGAR (CIK #0000916488)

Karen Rossotto, Esq.

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C.  20549

Subject: Franklin Templeton Fund Allocator Series (the “Registrant” or “Trust”)

                        (Franklin Templeton Multi-Asset Real Return Fund)

(File Nos. 333-13601, 811-07851)

Dear Ms. Rossotto:

On behalf of the above-referenced Registrant, submitted herewith under the EDGAR system, please find Post-Effective Amendment No. 28 to the Registrant's Registration Statement on Form N-1A, which is being filed under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended.

Additionally, described below are the Registrant’s responses to the comments of the staff (the “Staff”) of the U.S. Securities and Exchange Commission (the “Commission”), that you provided conveyed to Mr. Bruce Bohan on November 1, 2011 with regard to Post-Effective Amendment No. 26 to the Registrant’s Registration Statement on Form N-1A (“PEA 26”), filed with the Commission on September 14, 2011 pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended. PEA 26 was filed to create a new series of the Trust, the Franklin Templeton Multi-Asset Real Return Fund (the “New Fund”). Each comment is summarized below, followed by the Registrant’s response to the comment.

PROSPECTUS COMMENTS:

1.       Comment:   Per Instruction 6 of Form N-1A Item 3, disclose in a footnote to the fee table that “Other Expenses” are based on estimated amounts for the current fiscal year.

      Response:   In reviewing the PEA 26, we note that such footnote was included in that filing.

2.   Comment:   Per Instruction 3(e) of Form N-1A Item 3, briefly describe who can terminate the fee waiver arrangement with respect to investment in a Franklin Templeton money fund and under what circumstances.  Also, clarify the statements “for at least the next 12-month period” in the first sentence and “during the term set forth above” in the second sentence.

      Response:   The footnote to the fee table has been amended accordingly and reflected in the Trust’s Rule 485(b) filing.

3.   Comment:   Per Form N-1A Item 6(b), please state that the fund’s shares are “redeemable” in the “Purchase and Sale of Fund Shares” section.

      Response:    The first sentence of the current disclosure is as follows and it clearly indicates that the fund shares are redeemable: You may purchase or redeem shares of the Fund on any business day online through our website at franklintempleton.com, by mail (Franklin Templeton Investor Services, P.O. Box 997151, Sacramento, CA 95899-7151), or by telephone at (800) 632-2301.   This is standard disclosure in filings for funds within the Franklin Templeton complex.

4.   Comment:   The “Principal Risks” section should include risk disclosure about derivatives and smaller companies since these are the focus of many of the underlying funds.

      Response:   This risk disclosure has been added to the prospectus.

5.   Comment:  Please revise the description of Templeton Global Bond Fund under “Information about the Underlying Franklin Templeton Funds” to describe the underlying fund’s investment strategies.

      Response:   The description of Templeton Global Bond Fund has been revised.

6.    Comment:  Please revise the last phrase of the first sentence of “Non-Diversification” risk section under “Risks of Investing in the Underlying Franklin Templeton Funds” to read “or other occurrence than a more diversified portfolio may be.”

       Response:  The risk disclosure has been amended accordingly.

7.   Comment:   Under the discussion of management in the Prospectus, please provide the statement required by Form N-1A Item 10(a) that the fund’s description regarding the basis for the board of trustees approving any investment advisory contract of the Fund is available in the Fund’s annual or semi-annual report to shareholders.

      Response:   Such disclosure has been added.

8.   Comment:   In the fifth paragraph regarding cumulative quantity discounts under the “Your Accounts – Sales Charge Reductions and Waivers” section, please describe, as required by Instruction 4(i) of Form N-1A Item 12(a) any information or records, such as account statements, that it may be necessary for a shareholder to provide to the Fund or his or her financial advisor in order to verify his or her eligibility for a breakpoint discount.

      Response:   Such disclosure has been added.

9.   Comment:   In the second paragraph under the “Your Accounts – “Reinstatement Privilege” section there is disclosure concerning classes of shares that are not presently offered.   Please clarify and provide updated disclosure in the response letter.

      Response:   The Trust and other Franklin Templeton funds have revised their approach to this disclosure.  The following is the revised paragraph for the New Fund:

In order to take advantage of this Reinstatement Privilege, you must inform your investment representative or the Fund's transfer agent of this privilege at the time of your investment.

The proceeds from the earlier sale must also be invested within the same share class as that of the sold shares with the following exceptions:

  Class C or Class R shares will be reinvested in Class A shares if at the time of investment you have not appointed an investment representative (financial advisor) of record for the Fund account(s) in which the purchased shares will be held.

SAI COMMENTS:

10. Comment:    Please strike references to “without limitation” or “without limit” in fundamental investment policy #5, the sixth paragraph under “Glossary of Investments, Techniques, Strategies and Their Risks” pertaining to repurchase agreements, and the first sentence of the third paragraph under “Derivative instruments.”

      Response:   The references have been removed.

11.  Comment:   With respect to the “Policies and Procedures Regarding the Release of Portfolio Holdings” section, please provide disclosure that the fund’s policies are in the best interest of shareholders as required Form N-1A Item 16(f)(1)(vi).

      Response:   Form N-1A Item 16(f)(1) requires that a Fund “[d]escribe the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities to any person, including” under subsection (vi) “[t]he procedures that the Fund uses to ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders, including procedures to address conflicts between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser; principal underwriter; or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other.”  We believe that the current disclosure in the Policies and Procedures Regarding the Release of Portfolio Holdings” section fully describes the procedures that the fund uses to “ensure that disclosure of information about portfolio securities is in the best interests of Fund shareholders” including the fund’s procedures to address various conflicts.

12.  Comment:   With respect to the heading “Other Directorships Held” in the Independent Board Members biographical table in the “Officers and Trustees”, please add the phrase “During at Least the Past 5 Years.”

Response:   The table has been revised accordingly.

13.  Comment:   With respect to the “Buying and Selling Shares” section, please clarify that references to Class Z pertain to “another fund.”

Response:   The disclosure has been revised accordingly.

The Registrant acknowledges that:  (i) it is responsible for the adequacy of the disclosure in its filings; (ii) the Commission is not foreclosed from taking any action with respect to the filing; (iii) the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Please do not hesitate to contact Bruce Bohan at (650) 312-3504 if you have any questions or wish to discuss any of the responses presented above.

Sincerely yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

/s/ Steven J. Gray

Steven J. Gray

Vice President and Assistant Secretary